Financial Instrument Risk - Narrative (Details) - Currency risk	12 Months Ended
Jun. 30, 2023
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	37.80%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	34.00%
Percentage of entity's expenses	10.80%
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	22.80%
Percentage of entity's expenses	57.20%